28. Financial instruments and risk management (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 21, 2018 Exchange_rate
Disclosure of detailed information about financial instruments [line items]
Closing exchange rate | Exchange_rate				3.8748
Fuel Derivative [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge transaction	R$ 39,675	R$ 13,768	R$ 309
Foreign Currency Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge transaction	9,272		(40,931)
Foreign Exchange Rate Risk [Member] | USD
Disclosure of detailed information about financial instruments [line items]
Closing exchange rate | Exchange_rate				1.00
Interest Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge transaction	R$ (35,708)	R$ (33,501)	R$ (128,732)